Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Allowance of Credit Loss [Abstract]
Balance at beginning of the periods presented	$ 104	$ 121
Addition in credit losses	169	3
Write off		(3)
Foreign currency translation adjustment	6	(1)
Balance at end of the periods presented	$ 279	$ 120